Equity - Schedule of Share Option Awards Outstanding and the Related Weighted Average Exercise Price (Details) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares
Ordinary Shares [Member]
Schedule of Share Option Awards Outstanding and the Related Weighted Average Exercise Price [Line Items]
Number of potential Ordinary shares, Outstanding at beginning of the period | shares	6,718
Aggregate Intrinsic Value, Outstanding at beginning of the period | $	$ 504,765
Number of potential ordinary shares, Granted | shares
Exercise price range, Granted		[1]
Aggregate Intrinsic Value, Granted | $
Number of potential ordinary shares, Forfeited | shares
Exercise price range, Forfeited		[1]
Aggregate Intrinsic Value, Forfeited | $
Number of potential ordinary shares, Expired | shares
Exercise price range, Expired		[1]
Aggregate Intrinsic Value, Expired | $
Number of potential ordinary shares, Outstanding at end of the period | shares	6,718
Aggregate Intrinsic Value, Outstanding at end of the period | $	$ 13,085
Number of potential ordinary shares, Exercisable at end of the period | shares	1,981
Aggregate Intrinsic Value, Exercisable at end of the period | $	$ 4,491
Minimum [Member]
Schedule of Share Option Awards Outstanding and the Related Weighted Average Exercise Price [Line Items]
Exercise price range, Outstanding at beginning of the period	$ 2.1	[1]
Minimum [Member] | Ordinary Shares [Member]
Schedule of Share Option Awards Outstanding and the Related Weighted Average Exercise Price [Line Items]
Exercise price range, Outstanding at end of the period	2.1	[1]
Exercise price range, Exercisable at end of the period	2.1	[1]
Maximum [Member]
Schedule of Share Option Awards Outstanding and the Related Weighted Average Exercise Price [Line Items]
Exercise price range, Outstanding at beginning of the period	259,440	[1]
Maximum [Member] | Ordinary Shares [Member]
Schedule of Share Option Awards Outstanding and the Related Weighted Average Exercise Price [Line Items]
Exercise price range, Outstanding at end of the period	259,440	[1]
Exercise price range, Exercisable at end of the period	$ 259,440	[1]

[1]	Per 1 Ordinary Share with no par value.